UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 1999


Check here if Amendment [x]; Amendment Number:    1
     This Amendment (Check only one.):  [_]  is a restatement.
                                        [x]  adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 9/30/99 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:      Milton Arbitrage Partners, LLC
Address:   165 Mason Street
           Greenwich, Connecticut  06830


Form 13F File Number:  28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck, II
Title:   Managing Member
Phone:   (203) 661-7022

Signature, Place, and Date of Signing:
__________________________                    Greenwich, Connecticut            February 11, 2000
                                              ----------------------            -----------------
    [Signature]                                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                           -----------

Form 13F Information Table Entry Total:             19
                                           -----------

Form 13F Information Table Value Total:    $   166,881
                                           -----------
                                           (thousands)


List of Other Included Managers:

None

       MILTON ARBITRAGE 9/30/99 - FORM 13F INFORMATION TABLE - AMENDMENT 1

       COLUMN 1               COLUMN 2            COLUMN 3    COLUMN 4                    COLUMN 5
------------------------------------------------------------------------------------------------------------------

                                                               VALUE          SHRS OR      SH/                PUT/
   NAME OF ISSUER          TITLE OF CLASS          CUSIP      (X$1000)        PRN AMT      PRN                CALL
------------------------------------------------------------------------------------------------------------------

Abacus Direct Corp.         Common Stock         002553105     13260          108800        SH
------------------------------------------------------------------------------------------------------------------

AFC Cable Systems Inc.      Common Stock         000950105     11102          261237        SH
------------------------------------------------------------------------------------------------------------------

Alza Corp.                  Common Stock         022615108     10673          249300        SH
------------------------------------------------------------------------------------------------------------------

Atlantic Richfield Co.      Common Stock         048825103     16401          185064        SH
------------------------------------------------------------------------------------------------------------------

Cyprus Amax Minerals Co.    Common Stock         232809103     11649          593600        SH
------------------------------------------------------------------------------------------------------------------

Exxon Corp                  Common Stock         302290101     8709           114600        SH
------------------------------------------------------------------------------------------------------------------

Guarantee Life Cos. Inc     Common Stock         400740106     5241           171500        SH
------------------------------------------------------------------------------------------------------------------

Honeywell Inc.              Common Stock         438506107     7519           67550         SH
------------------------------------------------------------------------------------------------------------------

Jeff Banks Inc.             Common Stock         472317106     6904           239100        SH
------------------------------------------------------------------------------------------------------------------

LADD Furniture Inc.         Common Stock         505739201     211            10000         SH
------------------------------------------------------------------------------------------------------------------
New Eng Cmnty Bancorp Inc.
                            CL A                 643890106     4425           170200        SH
------------------------------------------------------------------------------------------------------------------

Orion Cap Corp              Common Stock         686268103     14482          305700        SH
------------------------------------------------------------------------------------------------------------------

Outdoor Sys Inc             Common Stock         690057104     12108          338700        SH
------------------------------------------------------------------------------------------------------------------

Premark International Inc.  Common Stock         740459102     7171           142000        SH
------------------------------------------------------------------------------------------------------------------

Reliance Bancorp Inc.       Common Stock         759451107     4157           110500        SH
------------------------------------------------------------------------------------------------------------------

Republic NY Corp.           Common Stock         760719104     7556           123000        SH
------------------------------------------------------------------------------------------------------------------

UST Corp. COM               Common Stock         902900109     15660          509300        SH
------------------------------------------------------------------------------------------------------------------

Western Bancorp             Common Stock         957683105     8281           214400        SH
------------------------------------------------------------------------------------------------------------------

Grand Premier Finl Inc.     Common Stock         386174106     1372           89300         SH
------------------------------------------------------------------------------------------------------------------



        COLUMN 6            COLUMN 7               COLUMN 8
---------------------------------------------------------------------

       INVESTMENT            OTHER             VOTING AUTHORITY
       DISCRETION           MANAGERS      SOLE      SHARED      NONE
---------------------------------------------------------------------

          SOLE                           108800
---------------------------------------------------------------------

          SOLE                           261237
---------------------------------------------------------------------

          SOLE                           249300
---------------------------------------------------------------------

          SOLE                           185064
---------------------------------------------------------------------

          SOLE                           593600
---------------------------------------------------------------------

          SOLE                           114600
---------------------------------------------------------------------

          SOLE                           171500
---------------------------------------------------------------------

          SOLE                           67550
---------------------------------------------------------------------

          SOLE                           239100
---------------------------------------------------------------------

          SOLE                           10000
---------------------------------------------------------------------

          SOLE                           170200
---------------------------------------------------------------------

          SOLE                           305700
---------------------------------------------------------------------

          SOLE                           338700
---------------------------------------------------------------------

          SOLE                           142000
---------------------------------------------------------------------

          SOLE                           110500
---------------------------------------------------------------------

          SOLE                           123000
---------------------------------------------------------------------

          SOLE                           509300
---------------------------------------------------------------------

          SOLE                           214400
---------------------------------------------------------------------

          SOLE                            89300
---------------------------------------------------------------------